Earnings / (Loss) Per Share - Schedule of Earnings Per Shares, Basic and Diluted (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Earnings Per Shares, Basic and Diluted [Line Items]
Net loss attributable to SEALSQ Corp (USD’000) (in Dollars)	$ (27,712)	$ (20,030)
Effect of potentially dilutive instruments on net earnings (in Dollars)
Net loss after effect of potentially dilutive instruments attributable to SEALSQ Corp (in Dollars)	$ (27,712)	$ (20,030)
Effect of potentially dilutive equivalent shares
Ordinary Shares [Member]
Schedule of Earnings Per Shares, Basic and Diluted [Line Items]
Weighted average shares outstanding - basic	209,809,568	108,980,395
Weighted average shares outstanding - diluted	209,809,568	108,980,395
Basic weighted average loss per share attributable to SEALSQ Corp (in Dollars per share)	$ (0.13)	$ (0.17)
Diluted weighted average loss per share attributable to SEALSQ Corp (in Dollars per share)	$ (0.13)	$ (0.17)
F Shares [Member]
Schedule of Earnings Per Shares, Basic and Diluted [Line Items]
Weighted average shares outstanding - basic	1,499,800	1,499,800
Weighted average shares outstanding - diluted	1,499,800	1,499,800
Basic weighted average loss per share attributable to SEALSQ Corp (in Dollars per share)	$ (0.64)	$ (0.86)
Diluted weighted average loss per share attributable to SEALSQ Corp (in Dollars per share)	$ (0.64)	$ (0.86)